PORTFOLIO OF INVESTMENTS
Columbia EM Core ex-China ETF
December 31,2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
| 1
Common Stocks - 92.1%
Issuer Shares Value ($)
Brazil - 7.3%
B3 SA - Brasil Bolsa Balcao 13,010 138,971
Banco do Brasil SA 9,444 124,004
BRF SA
(a)
4,972 43,507
Magazine Luiza SA 13,608 161,360
Petroleo Brasileiro SA ADR 13,739 219,000
TIM Participacoes SA 59,400 231,386
Vale SA 23,031 305,156
Total 1,223,384
Chile - 0.8%
Cia Cervecerias Unidas SA 5,836 57,200
Empresas COPEC SA 9,440 84,739
Total 141,939
India - 14.2%
Dr. Reddy's Laboratories, Ltd. ADR 5,168 209,718
HDFC Bank, Ltd. ADR 11,447 725,396
ICICI Bank, Ltd. ADR 44,934 678,054
Infosys, Ltd. ADR 47,310 488,239
Tata Motors, Ltd. ADR
(a)
8,561 110,694
Vedanta, Ltd. ADR 12,770 110,205
Wipro, Ltd. ADR 10,599 39,746
Total 2,362,052
Indonesia - 3.8%
PT Astra International Tbk 152,442 76,043
PT Bank Central Asia Tbk 139,309 335,415
PT Bank Mandiri Persero Tbk 233,410 129,042
PT Telekomunikasi Indonesia Persero Tbk 333,706 95,430
Total 635,930
Malaysia - 3.7%
Dialog Group Bhd 265,724 224,116
IHH Healthcare Bhd 109,214 146,046
Petronas Dagangan Bhd 23,648 133,546
Tenaga Nasional Bhd 37,876 122,781
Total 626,489
Mexico - 2.3%
Grupo Bimbo SAB de CV Series A 48,368 88,186
Grupo Mexico SAB de CV Series B 46,216 126,920
Wal-Mart de Mexico SAB de CV 57,083 163,686
Total 378,792
Philippines - 2.0%
Aboitiz Power Corp. 98,616 66,594
Bloomberry Resorts Corp. 20,312 4,532
Jollibee Foods Corp. 12,354 52,690
Manila Electric Co. 7,350 46,005
Puregold Price Club, Inc. 59,955 47,057
SM Investments Corp. 5,372 110,633
Total 327,511
Poland - 1.9%
Powszechna Kasa Oszczednosci Bank
Polski SA 18,911 172,068
Powszechny Zaklad Ubezpieczen SA 14,019 148,174
Total 320,242
Russia - 6.0%
Gazprom PJSC ADR 28,386 233,560
LUKOIL PJSC ADR 4,874 483,403
Sberbank of Russia PJSC ADR 17,222 283,130
Total 1,000,093
South Africa - 6.7%
Anglo American Platinum, Ltd. 1,047 97,885
AngloGold Ashanti, Ltd. 6,441 145,785
Common Stocks (continued)
Issuer Shares Value ($)
Bid Corp., Ltd. 8,220 194,109
Bidvest Group, Ltd. (The) 8,925 130,695
FirstRand, Ltd. 22,850 102,620
Foschini Group, Ltd. (The) 12,692 135,683
Kumba Iron Ore, Ltd. 392 11,691
Nedbank Group, Ltd. 7,264 111,322
Sasol, Ltd. 4,300 93,322
Shoprite Holdings, Ltd. 9,813 88,365
Total 1,111,477
South Korea - 15.5%
Celltrion , Inc.
(a)
972 152,178
Hana Financial Group, Inc. 2,533 80,823
Hyundai Mobis Co., Ltd. 375 83,013
Hyundai Motor Co. 1,142 118,994
KB Financial Group, Inc. 4,719 194,440
Kia Motors Corp.
(a)
3,047 116,721
KT&G Corp. 1,045 84,760
LG Electronics, Inc. 1,353 84,354
POSCO 647 132,315
Samsung Electro-Mechanics Co., Ltd.
(a)
796 86,039
Samsung Electronics Co., Ltd. 19,443 938,147
Shinhan Financial Group Co., Ltd. 4,828 180,980
SK Hynix, Inc. 4,084 332,314
Total 2,585,078
Taiwan - 21.7%
ASE Technology Holding Co., Ltd. 23,760 65,945
Catcher Technology Co., Ltd. 9,159 69,356
Chang Hwa Commercial Bank, Ltd. 118,499 89,733
China Steel Corp. 142,629 113,715
Chipbond Technology Corp. 40,374 90,507
Chunghwa Telecom Co., Ltd. 46,731 171,478
CTBC Financial Holding Co., Ltd. 126,156 94,269
Eva Airways Corp. 149,551 68,597
Far Eastern New Century Corp. 116,145 115,653
Far EasTone Telecommunications Co., Ltd. 81,163 195,211
Formosa Chemicals & Fibre Corp. 18,803 54,884
Formosa Petrochemical Corp. 18,506 60,191
Formosa Plastics Corp. 44,602 148,490
Formosa Taffeta Co., Ltd. 58,879 67,174
Hon Hai Precision Industry Co., Ltd. 79,749 241,559
Largan Precision Co., Ltd. 655 109,250
Makalot Industrial Co., Ltd. 7,066 37,125
MediaTek , Inc. 10,223 151,246
Nan Ya Plastics Corp. 63,277 153,670
President Chain Store Corp. 14,182 143,821
Taiwan Business Bank 214,506 90,162
Taiwan Mobile Co., Ltd. 36,537 136,509
Taiwan Semiconductor Manufacturing Co.,
Ltd. 97,102 1,072,181
Uni -President Enterprises Corp. 29,892 73,990
Total 3,614,716
Thailand - 5.6%
BTS Group Holdings PCL NVDR 814,594 358,975
CP ALL PCL NVDR 31,498 75,975
Home Product Center PCL NVDR 177,313 94,713
Ratch Group PCL 42,292 97,069
Siam Cement PCL (The) 5,201 68,064
Siam Commercial Bank PCL (The) 25,513 103,913
Tesco Lotus Retail Growth Freehold &
Leasehold Property Fund 130,213 88,247

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
December 31,2019 (Unaudited)
2 |
Notes to Portfolio of Investments
Abbreviation Legend
Common Stocks (continued)
Issuer Shares Value ($)
Thai Union Group PCL NVDR 97,729 44,046
Total 931,002
Turkey - 0.6%
Tupras Turkiye Petrol Rafinerileri AS 4,710 100,358
Total Common Stocks
(Cost: $12,751,841) 15,359,063
Preferred Stocks - 7.1%
Issuer Shares Value ($)
Brazil - 6.6%
Banco Bradesco SA Preference Shares 23,451 210,859
Cia Brasileira de Distribuicao Preference
Shares 3,663 79,812
Itau Unibanco Holding SA Preference Shares 32,744 301,987
Itausa - Investimentos Itau SA Preference
Shares 50,262 176,049
Petroleo Brasileiro SA Preference Shares 45,099 338,352
Total 1,107,059
Preferred Stocks (continued)
Issuer Shares Value ($)
Chile - 0.5%
Sociedad Quimica y Minera de Chile SA
Preference Shares Class B 2,747 73,465
Total Preferred Stocks
(Cost: $857,477) 1,180,524
Warrants - 0.0%
Issuer Shares Value ($)
Thailand - 0.0%
BTS Group Holdings PCL, expiring
1/05/21
(a),(b),(c)
76,095 0
Total Warrants
(Cost $0) 0
Money Market Funds - 0.3%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
— Treasury Instruments Fund, Institutional
Shares, 1.434%
(d)
56,995 56,995
Total Money Market Funds
(Cost $56,995) 56,995
Total Investments in Securities
(Cost: $13,666,313) 16,596,582
Other Assets & Liabilities, Net 79,724
Net Assets 16,676,306
(a) Non-income producing investment.
(b) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2019, the value of these securities amounted to $0, which represents less than 0.01% of net assets.
(c) Valuation based on significant unobservable inputs.
(d) The rate shown is the seven-day current annualized yield at December 31, 2019.
ADR American Depositary Receipts
NVDR Non-Voting Depository Receipts
PJSC Private Joint Stock Company
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.